Debt (Details) (USD $)						3 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 SCB LLC [Member]	Dec. 31, 2012 SCB LLC [Member]	Sep. 30, 2013 Commercial Paper [Member]	Dec. 31, 2012 Commercial Paper [Member]	Dec. 31, 2011 Commercial Paper [Member]	Dec. 31, 2012 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2012 Line of Credit [Member] SCB LLC [Member]	Jan. 31, 2013 Uncommited Lines of Credit [Member]	Dec. 31, 2012 Uncommited Lines of Credit [Member]	Dec. 31, 2011 Uncommited Lines of Credit [Member]
Short-term Debt [Line Items]
Short-term debt outstanding	$ 163,000,000	$ 323,163,000	$ 444,903,000	$ 20,000,000	$ 0	$ 143,000,000	$ 323,200,000	$ 444,900,000					$ 0	$ 0
Weighted average interest rates on short-term debt outstanding (in hundredths)				1.00%	0.00%	0.20%	0.50%	0.20%
Average daily borrowings						330,600,000	404,900,000	273,600,000					18,100,000	6,400,000
Weighted average interest rates on average daily borrowings (in hundredths)						0.30%	0.40%	0.20%					1.30%	1.30%
Revolving credit facility description									AllianceBernstein has a $1.0 billion committed, unsecured senior revolving credit facility (the "Credit Facility") with a group of commercial banks and other lenders which matures on January 17, 2007. The Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1.0 billion commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the Credit Facility and management expects to draw on the Credit Facility from time to time. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the Credit Facility.		In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200.0 million while three lines have no stated limit.
Credit facility original principal							1,000,000,000		1,000,000,000
Credit Facility - Incremental increases in principal									250,000,000		200,000,000
Amounts outstanding under credit facility									0	0
Amount outstanding for one day during period										40,000,000			5,000,000
Interest rate (in hundredths)										1.30%			1.40%
Line of credit facility average daily borrowings										100,000
Named additional borrower												$ 100,000,000	$ 100,000,000